625 Fourth Avenue South
Minneapolis, Minnesota 55415

[logo] LUTHERAN BROTHERHOOD
VARIABLE INSURANCE
PRODUCTS COMPANY

May 1, 2002

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC 20549

RE:  LBVIP Variable Insurance Account -  File Nos. 33-3243 and 811-4602
     ("the Registrant"); Prospectus dated April 30, 2002

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus that would have been filed by the Registrant pursuant to 497(b) upon the effectiveness of Post-Effective Amendment No. 28 to the Registrant's registration statement on Form S-6 would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on April 30, 2002.

Please direct any comments or questions concerning this certificate to me at (612) 340-7005.

Sincerely,

LBVIP VARIABLE INSURANCE ACCOUNT
        (Registrant)

By  LUTHERAN BROTHERHOOD VARIABLE
    INSURANCE PRODUCTS COMPANY
         (Depositor)

By:  /s/ John C. Bjork
   ------------------------------
     John C. Bjork
     Assistant Secretary
     and Counsel